Disclosures on Individual Items of the Financial Statements (Details) - Schedule of grants under share based payment	12 Months Ended
Dec. 31, 2021 shares
Schedule of grants under share based payment [Abstract]
Number of awards	187,500
Maximum term (years)	4 years
Awards outstanding at the beginning of the reporting period (January 01, 2021)	0
Awards granted in the reporting period	187,500
Awards forfeited in the reporting period	0
Awards exercised in the reporting period	0
Awards expired in the reporting period	0
Awards outstanding at the end of the reporting period (December 31, 2021)	187,500
Awards exercisable at the end of the reporting period 2021 (December 31, 2021)	0